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                                    FORM 13F

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 13, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH WAS DENIED IN PART ON SEPTEMBER 30, 1999 AND, AS TO THOSE PARTS NOT DENIED, WHICH EXPIRES ON FEBRUARY 15, 2000 AND MAY 12, 2000.

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 1999

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [x] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                            Farallon Partners, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-6372

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                                 Managing Member
                                 (415) 421-2132


                                /s/ Meridee Moore
                            San Francisco, California
                                 October 7, 1999

                                  Report Type:
                                   13F NOTICE

               List of Other Managers Reporting for this Manager:
                       Farallon Capital Management, L.L.C.
                          Form 13F File Number: 28-3896